Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales to related parties	$ 1,154	$ 1,041	$ 851
Services from related parties	$ 285	$ 243	$ 133